Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets.
Intangible assets

8.Intangible assets

Cost	Total
$
Balance, December 31, 2020	325,182
Additions	39,809
Balance, December 31, 2021	364,991
Additions	34,237
Balance, December 31, 2022	399,228

Accumulated amortization	Total
$
Balance, December 31, 2020	90,866
Amortization	17,882
Balance, December 31, 2021	108,748
Amortization	19,812
Balance, December 31, 2022	128,560

Carrying values	Total
$
At December 31, 2021	256,243
At December 31, 2022	270,668

The Company has licensed intellectual property from various third parties. Annually costs incurred to prosecute patents related to the Company’s intellectual property is also capitalized. The intangible assets are as described below:

a)	The Company has licensed from a third party (the “Licensor”), under patent rights purchase agreement dated July 9, 2013 and amended April 15, 2014, certain patents relating to allopurinol for the treatment of hypertension. The Company paid a total of $42,460 (US$40,000) to the Licensor per the terms of the agreement.

The Company will also pay the Licensor royalties on the cumulative net revenues from the sale or sublicense of the product covered under the patent license until the later of (i) the expiration of the last patent right covering the product; and (ii) the expiration of ten years from the date of the first commercial sales of a product.

b)	In December 2012, the Company entered into an agreement to license certain intellectual property relating to the use of all uric acid lowering agents to improve the treatment of metabolic syndrome. Under this patent rights purchase agreement, between the Company and Dr. Richard Johnson and Dr. Takahiko Nakagawa (the “Vendors”), the Company issued 143,100 common shares at $0.35 per common share for a total instalment price of $50,400. The Company also had the option to pay the Vendors an additional US$75,000 to purchase the patents which was set up as a provision in the year ended December 31, 2018.

8.Intangible assets (continued)

During the year ended December 31, 2020, the Company determined that it was no longer feasible to complete the purchase and as such, indicators of impairment existed leading to a test of recoverable amount of the license, which resulted in an impairment loss of $64,562. As this valuation technique requires management’s judgment and estimates of the recoverable amount, it is classified within level 3 of the fair value hierarchy. During the year ended December 31, 2020, the purchase provision was reversed resulting in a gain of $95,490 on recovery of provision.

The Company will pay the Vendors a royalty based on the cumulative net revenues from the sale or sublicense of the product covered under the licensed intellectual property until the later of (i) the expiration of the last patent right covering the product; and (ii) the expiration of 10 years from the date of the first commercial sales of a product.

c)	Pursuant to a license agreement dated October 9, 2012, as amended on June 23, 2014, between the Company and the University of Florida Research Foundation, Inc. (“UFRF”), the Company acquired the exclusive license to certain intellectual property related to the use of all uric acid lowering agents to treat insulin resistance. The Company has paid or is obligated to pay UFRF the following:
i)	An annual license fee of US$1,000;
ii)	Reimburse UFRF for United States and/or foreign costs associated with the maintenance of the licensed patents;
iii)	The issuance to UFRF of 180,397 shares of common stock of the Company (160,783 have been issued to UFRF as at December 31, 2022. Remaining shares to be issued are included in obligation to issue shares);
iv)	Milestone payments of US$500,000 upon receipt of FDA approval to market licensed product in the United States of America and US$100,000 upon receipt of regulatory approval to market each licensed product in each of the other jurisdictions;
v)	Royalty payments of up to 1.5% of net sales of products covered by the license until the later of (i) the expiration of any patent claims; or (ii) 10 years from the date of the first commercial sale of any covered product in each country. Following commencement of commercial sales, the Company will be subject to certain annual minimum royalty payments that will increase annually to a maximum of US$100,000 per year; and
vi)	UFRF is entitled to receive a royalty of 5% of amounts received from any sub-licensee that are not based directly on product sales, excluding payments received for research and development or purchases of the Company’s securities at not less than fair market value.

UFRF may terminate the agreement if the Company fails to meet the above specified milestones.